Income Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ (132)	$ 526	$ 1,601		$ 1,831
Deferred tax expenses / (benefits)	1,073	1,135	(135)
Reflected in the balance sheet as follows:
Deferred tax assets	3,022	3,114		$ 3,026
Deferred tax liabilities	(3,154)	(2,588)
Deferred tax assets, net	(132)	526	1,601		$ 1,831
Outside basis differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,036)	(2,434)
Deferred tax expenses / (benefits)	602	(269)	(72)
Reflected in the balance sheet as follows:
Deferred tax assets, net	(3,036)	(2,434)
Revaluations of available-for-sale investment to fair value [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(429)	(445)
Reflected in the balance sheet as follows:
Deferred tax assets, net	(429)	(445)
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(141)	(118)
Deferred tax expenses / (benefits)	11	39	2
Reflected in the balance sheet as follows:
Deferred tax assets, net	(141)	(118)
Unutilized building allowance (net) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(235)	(207)
Deferred tax expenses / (benefits)	11	119	151
Reflected in the balance sheet as follows:
Deferred tax assets, net	(235)	(207)
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	197	619
Deferred tax expenses / (benefits)	455	133	(710)
Reflected in the balance sheet as follows:
Deferred tax assets, net	197	619
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	200	159
Deferred tax expenses / (benefits)	(25)	(36)	(29)
Reflected in the balance sheet as follows:
Deferred tax assets, net	200	159
Inventory impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	422	235
Deferred tax expenses / (benefits)	(161)	714	(249)
Reflected in the balance sheet as follows:
Deferred tax assets, net	422	235
Allowance for impairment in investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax expenses / (benefits)	0	382
Rebates and other accrued liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	427	390
Deferred tax expenses / (benefits)	(6)	171	60
Reflected in the balance sheet as follows:
Deferred tax assets, net	427	390
Unpaid retirement benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,291	1,117
Deferred tax expenses / (benefits)	(62)	(47)	485
Reflected in the balance sheet as follows:
Deferred tax assets, net	1,291	1,117
Deferred revenue and cost of sales [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	2	374
Deferred tax expenses / (benefits)	393	(62)	70
Reflected in the balance sheet as follows:
Deferred tax assets, net	2	374
Actuarial loss [Member
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	368	213
Reflected in the balance sheet as follows:
Deferred tax assets, net	368	213
Unabsorbed depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	699	625
Deferred tax expenses / (benefits)	(45)	34	140
Reflected in the balance sheet as follows:
Deferred tax assets, net	699	625
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	103	(2)
Deferred tax expenses / (benefits)	(100)	(43)	$ 17
Reflected in the balance sheet as follows:
Deferred tax assets, net	$ 103	$ (2)